GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2015 and 2016 are as follows:

	Year ended December 31,
	2015	2016

Balance at the beginning of the year	$67,698	$70,035

Acquisition of subsidiaries	2,588	2,967
Functional currency translation adjustments	(251)	595

Balance at year- end	$70,035	$73,597